Basis of Presentation and Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Revenue Recognition
Reduction of revenue	$ 132.6	$ 120.4	$ 102.5
Bad debt provision	0.4	2.3	2.5
Product Delivery Costs
Shipping and handling costs associated with the delivery of finished mattress products to its customers	76.6	73.1	67.4
Shipping and handling costs associated with internal transfers between plant locations	$ 2.9	$ 6.1	$ 5.7